Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis	Dec. 31, 2020 USD ($)
Warrant Liabilities - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities	$ 5,443,335
Warrant Liabilities - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities	3,597,335
Quoted Prices In Active Markets (Level 1) [Member] | Warrant Liabilities - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Warrant Liabilities - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant Liabilities - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Warrant Liabilities - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant Liabilities - Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities	5,443,335
Significant Other Unobservable Inputs (Level 3) [Member] | Warrant Liabilities - Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities that are measured at fair value on a recurring basis [Line Items]
Warrant Liabilities	$ 3,597,335